Corporate Income Taxes- Additional Information (Detail) - CAD ($) $ in Millions	Jun. 30, 2018	Aug. 31, 2017	Nov. 30, 2016
2011 taxation year [member]
Disclosure Of Income Taxes [line items]
Reassessed tax by Canada Revenue Agency			$ 179
2012 taxation year [member]
Disclosure Of Income Taxes [line items]
Reassessed tax by Canada Revenue Agency		$ 185
2013 taxation year [member]
Disclosure Of Income Taxes [line items]
Reassessed tax by Canada Revenue Agency	$ 211